Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases	As of December 31, 2016, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2017	$311
2018	319
2019	184
Total minimum lease payments	$814